Public Offering (Details Textual) - USD ($)		1 Months Ended	3 Months Ended
	Aug. 04, 2015	Jul. 29, 2015	Mar. 31, 2016
Proceeds from Issuance Initial Public Offering	$ 195,000,000
Class of Warrant or Right, Outstanding	16,750,000
IPO [Member]
Number of units sold in connection with initial public offering	20,000,000
Proceeds from Issuance Initial Public Offering	$ 200,000,000
Unit Description			Each Unit consists of one share of the Company’s common stock (“Public Shares”), $0.0001 par value, and one-half of one redeemable warrant (“Public Warrant”)
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50
Class of Warrant or Right, Outstanding	10,000,000
Class of Warrants and Rights Exercisable, Description			Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants (except as described herein with respect to the Private Placement Warrants discussed in Note 4) (i) in whole and not in part, (ii) at a price of $0.01 per warrant; (iii) upon a minimum of 30 days prior written notice of redemption; and (iv)if, and only if, the last sale price of the common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company send the notice of redemption to the Public Warrant holders.
Price per unit in initial public offering	$ 10.00
Over-Allotment Option [Member]
Number of units sold in connection with initial public offering	2,000,000	20,000,000
Initial Shareholder [Member]
Class of Warrant or Right, Outstanding	6,750,000